Capital Stock (Details Narrative) - USD ($)		12 Months Ended
	Feb. 11, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Preferred stock, shares authorized		50,000,000
Preferred stock, par value		$ 0.00101
Preferred stock shares issued		5,000,000	5,000,000
Common stock, shares authorized		150,000,000
Common stock, par value		$ 0.001
Common stock, shares issued		35,554,677	19,554,677
Shares of common stock	16,000,000		16,000,000
Shares issued, price per share	$ 2.50
Proceeds from issuance of common stock	$ 40,000,000	$ 40,000,000	$ 3,983,828